SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS (Details) - Equity Classified Awards [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	979,184
Exercise price | $ / shares	$ 6.55
Weighted average remaining contractual life	7 years 5 months 12 days
Number of options Exercisable | shares	537,786
Exercise price | $ / shares	$ 8.72
Weighted average remaining contractual life	6 years 29 days
Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	275,000
Exercise price | $ / shares	$ 1.98
Weighted average remaining contractual life	9 years 8 months 19 days
Number of options Exercisable | shares
Exercise price | $ / shares
Exercise Price Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	6,995
Exercise price | $ / shares	$ 2.13
Weighted average remaining contractual life	9 years 7 months 6 days
Number of options Exercisable | shares
Exercise price | $ / shares
Exercise Price Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	24,480
Exercise price | $ / shares	$ 3.32
Weighted average remaining contractual life	8 years 7 months 2 days
Number of options Exercisable | shares	7,650
Exercise price | $ / shares	$ 3.32
Weighted average remaining contractual life	8 years 7 months 2 days
Exercise Price Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	36,283
Exercise price | $ / shares	$ 4.36
Weighted average remaining contractual life	8 years 2 months 1 day
Number of options Exercisable | shares	15,876
Exercise price | $ / shares	$ 4.36
Weighted average remaining contractual life	8 years 2 months 1 day
Exercise Price Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	9,617
Exercise price | $ / shares	$ 4.77
Weighted average remaining contractual life	7 years 11 months 23 days
Number of options Exercisable | shares	4,728
Exercise price | $ / shares	$ 4.77
Weighted average remaining contractual life	7 years 11 months 23 days
Exercise Price Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	13,115
Exercise price | $ / shares	$ 4.86
Weighted average remaining contractual life	8 years 1 month 9 days
Number of options Exercisable | shares	5,738
Exercise price | $ / shares	$ 4.86
Weighted average remaining contractual life	8 years 1 month 9 days
Exercise Price Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	39,616
Exercise price | $ / shares	$ 5.91
Weighted average remaining contractual life	7 years 6 months 7 days
Number of options Exercisable | shares	23,362
Exercise price | $ / shares	$ 5.91
Weighted average remaining contractual life	7 years 6 months 7 days
Exercise Price Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	78,690
Exercise price | $ / shares	$ 7.34
Weighted average remaining contractual life	7 years 8 months 12 days
Number of options Exercisable | shares	42,625
Exercise price | $ / shares	$ 7.34
Weighted average remaining contractual life	7 years 8 months 12 days
Exercise Price Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	71,462
Exercise price | $ / shares	$ 7.57
Weighted average remaining contractual life	3 years 10 days
Number of options Exercisable | shares	71,462
Exercise price | $ / shares	$ 7.57
Weighted average remaining contractual life	3 years 10 days
Exercise Price Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	232,815
Exercise price | $ / shares	$ 7.82
Weighted average remaining contractual life	5 years 9 months 14 days
Number of options Exercisable | shares	232,815
Exercise price | $ / shares	$ 7.82
Weighted average remaining contractual life	5 years 9 months 14 days
Exercise Price Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	36,930
Exercise price | $ / shares	$ 7.84
Weighted average remaining contractual life	8 years 3 months 18 days
Number of options Exercisable | shares	36,930
Exercise price | $ / shares	$ 7.84
Weighted average remaining contractual life	8 years 3 months 18 days
Exercise Price Twelve [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	36,931
Exercise price | $ / shares	$ 9.00
Weighted average remaining contractual life	8 years 3 months 18 days
Number of options Exercisable | shares	3,420
Exercise price | $ / shares	$ 9.00
Weighted average remaining contractual life	8 years 3 months 18 days
Exercise Price Thirteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	36,931
Exercise price | $ / shares	$ 11.7
Weighted average remaining contractual life	8 years 3 months 18 days
Number of options Exercisable | shares	15,046
Exercise price | $ / shares	$ 11.70
Weighted average remaining contractual life	8 years 3 months 18 days
Exercise Price Fourteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	71,576
Exercise price | $ / shares	$ 15.63
Weighted average remaining contractual life	5 years 10 months 6 days
Number of options Exercisable | shares	71,576
Exercise price | $ / shares	$ 15.63
Weighted average remaining contractual life	5 years 10 months 6 days
Exercise Price Fifteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	8,743
Exercise price | $ / shares	$ 18.01
Weighted average remaining contractual life	6 years 10 months 2 days
Number of options Exercisable | shares	6,558
Exercise price | $ / shares	$ 18.01
Weighted average remaining contractual life	6 years 10 months 2 days